Arthrex Distributor and License Agreement and Related Matters (Details Textual) (USD $)	1 Months Ended	6 Months Ended
	Sep. 30, 2013	Aug. 31, 2013
Condition For Credit Facility		$ 500,000
Line of Credit Facility, Periodic Payment	150,000	150,000
Arthrex [Member]
Retainage Deposit	5,000,000
Term Loan [Member]
Reduction In Borrowing Facility	3,000,000
Line of Credit Facility, Maximum Borrowing Capacity	7,500,000
Line of Credit Facility, Current Borrowing Capacity	$ 4,500,000